STOCK BASED COMPENSATION (Details 4) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share, Outstanding Number	7,946,210	0
Share, Granted	12,645,476	7,946,210
Share, Exercised	0	0
Share, Forfeited	0	0
Share, Outstanding Number	20,591,686	7,946,210	0
Weighted- Average Exercise Price, Outstanding	$ 0	$ 0
Weighted- Average Exercise Price, Granted	0.0818	0.0818
Weighted- Average Exercise Price, Exercised	0	0
Weighted- Average Exercise Price, Forfeited	0	0
Weighted- Average Exercise Price, Outstanding	$ 0.0818	$ 0	$ 0
Weighted Average Term (Years), Warrants outstanding	4 years 6 months 18 days	4 years 6 months 18 days	4 years 6 months 18 days